Goodwill - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	$ 3,200
Discount rate		12.50%
Estimated cash flow term	5 years	5 years
Impairment loss	$ 17,317	$ 54,967
Cannabis Retail CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	$ 6,000	2,700
Discount rate	13.50%
Cannabis Franchise CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life		18,300
Liquor Retail CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	$ 41,500	38,300
Discount rate	11.50%
Cannabis Operations Manufacturing CGU
Disclosure of detailed information about business combination [line items]
Intangible assets with indefinite useful life	$ 1,500	1,500
Impairment loss		29,000
Estimated recoverable amount		$ 124,100